Inventories	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Inventories	INVENTORIES A summary of inventories follows (in thousands):

	January 1, 2011	January 2, 2010
Finished product	$40,927	$16,211
Supplies and other	4,679	2,846
	$45,606	$19,057